Cover	Jan. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2024
Entity File Number	333-271906
Entity Registrant Name	BGO Industrial Real Estate Income Trust, Inc.
Entity Central Index Key	0001942722
Entity Tax Identification Number	92-0245532
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	399 Park Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	359-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true